Related Parties and Related Party Transactions (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 09, 2015	Jan. 26, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 09, 2013
Related Party Transaction [Line Items]
Accounts payable - related party			$ 280,875	$ 748,120	$ 657,806
Loss on extinguishment of debt				$ 181,081	$ 976,750
Interest rate				12.00%	12.00%
Maturity period	1 year	1 year		1 year	1 year
Additional common shares issued (in shares)							4,017
Notes payable related party				$ 42,490	$ 42,110
Common shares issued in connection with notes				8
Fair value of common shares				$ 6,602
Unsecured note issued				10,000
Additional default provision			50,000
Linge Beleggingen [Member]
Related Party Transaction [Line Items]
Accounts payable - related party						$ 200,000
Issuance of common stock (in shares)						150
Adriaan Reinders [Member]
Related Party Transaction [Line Items]
Accounts payable - related party				4,000
Marion Freijsen [Member]
Related Party Transaction [Line Items]
Accounts payable - related party				800
Adriaan Reinders, CEO [Member]
Related Party Transaction [Line Items]
Accounts payable - related party			135,999	309,063
Marion Freijsen, Executive Officer [Member]
Related Party Transaction [Line Items]
Accounts payable - related party			85,608	249,901
Director [Member]
Related Party Transaction [Line Items]
Accounts payable - related party			59,268	189,156
David Rector [Member]
Related Party Transaction [Line Items]
Accounts payable - related party				$ 1,162
Unrelated Third Party [Member]
Related Party Transaction [Line Items]
Accounts payable - related party			32,458
Converted value			$ 7,300